FAIR VALUE MEASUREMENTS (Schedule of Fair Value Measured On Recurring Basis) (Details) - Fair Value, Recurring [Member] $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at the end of the year	$ 43,970
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at the beginning of the year	9,018
Expense from changes in fair value	3,765
Business combination	31,187
Fair value at the end of the year	$ 43,970